================================================================================

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 09/30/06
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 300 W. Hubbard Street
               ---------------------------------------------
               Suite 202
               ---------------------------------------------
               Chicago, IL 60610
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal, CCO
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            November 13, 2006
      ------------------------ ----------------------------- -----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    37
                                              ---------------
Form 13F Information Table Value Total:        $89,087,880.00
                                              ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 3Q06

                                                                          Investment Discretion                   Voting Authority
                                                                      -----------------------------                   (Shares)
                                                           Shares of           (b) Shared-    (c)    Managers  ---------------------
                       Title                    Fair       Principal    (a)    As Defined   Shared-     See     (a)    (b)     (c)
Name of Issuer        of Class    CUSIP     Market Value     Amount     Sole   in Instr. V   Other   Instr. V  Sole  Shared    None
-------------------  ---------  ---------  --------------  ---------  -------  -----------  -------  --------  ----  ------  -------
Common:
AMIS Holdings
   Inc.                         031538101  $ 3,201,807.00    338,100  338,100                                    --          338,100
Albany
   International
   Corp.                        012348108  $ 2,230,582.00     70,100   70,100                                    --           70,100
BJ's Wholesale
   Club Inc.                    05548J106  $ 2,506,562.00     85,900   85,900                                    --           85,900
BOK Financial
   Corp.                        05561Q201  $ 2,371,471.00     45,085   45,085                                    --           45,085
Bandag Inc.                     059815100  $ 2,569,104.00     62,600   62,600                                    --           62,600
Corinthian
   Colleges Inc.                218868107  $ 2,279,829.00    210,900  210,900                                    --          210,900
Dentsply
   International
   Inc.                         249030107  $ 2,511,174.00     83,400   83,400                                    --           83,400
Entegris Inc.                   29362U104  $ 1,699,778.00    155,800  155,800                                    --          155,800
First Marblehead
   Corp.                        320771108  $ 2,458,730.00     35,500   35,500                                    --           35,500
G&K Services Inc.               361268105  $ 2,531,885.00     69,500   69,500                                    --           69,500
Gentex Corp.                    371901109  $ 3,741,493.00    263,300  263,300                                    --          263,300
Getty Images Inc.               374276103  $ 2,334,960.00     47,000   47,000                                    --           47,000
Hewitt Associates
   Inc. (Cl A)                  42822Q100  $ 3,964,084.00    163,400  163,400                                    --          163,400
Insight
   Enterprises
   Inc.                         45765U103  $ 1,420,029.00     68,900   68,900                                    --           68,900
International
   Speedway Corp.               460335201  $ 2,631,552.00     52,800   52,800                                    --           52,800
Invitrogen Corp.                46185R100  $ 2,536,400.00     40,000   40,000                                    --           40,000
Jack Henry &
   Associates
   Inc.                         426281101  $ 2,538,535.00    116,500  116,500                                    --          116,500
Kaydon Corp.                    486587108  $ 2,010,186.00     54,300   54,300                                    --           54,300
Laureate
   Education Inc.               518613104  $ 1,775,606.00     37,100   37,100                                    --           37,100
Learning Tree
   International
   Inc.                         522015106  $ 2,571,315.75    316,275  316,275                                    --          316,275
Littelfuse Inc.                 537008104  $ 2,120,170.00     61,100   61,100                                    --           61,100
Monaco Coach
   Corp.                        60886R103  $ 2,173,414.00    195,100  195,100                                    --          195,100
National
   Instruments
   Corp.                        636518102  $ 1,418,946.00     51,900   51,900                                    --           51,900
OSI Restaurant
   Partners Inc.                67104A101  $ 1,905,771.00     60,100   60,100                                    --           60,100
Parexel
   International
   Corp.                        699462107  $ 2,286,519.00     69,100   69,100                                    --           69,100
Perrigo Co.                     714290103  $ 2,854,354.00    168,200  168,200                                    --          168,200
Roper Industries
   Inc.                         776696106  $ 1,489,842.00     33,300   33,300                                    --           33,300
Swift
   Transportation
   Co. Inc.                     870756103  $ 2,220,192.00     93,600   93,600                                    --           93,600
Take-Two
   Interactive
   Software Inc.                874054109  $ 2,361,456.00    165,600  165,600                                    --          165,600
Tetra Tech Inc.                 88162G103  $ 1,555,606.00     89,300   89,300                                    --           89,300
Tiffany & Co.                   886547108  $ 2,490,000.00     75,000   75,000                                    --           75,000
Varian Inc.                     922206107  $ 2,454,045.00     53,500   53,500                                    --           53,500
W.P. Stewart &
   Co. Ltd.                     G84922106  $ 3,381,644.00    271,400  271,400                                    --          271,400
Waters Corp.                    941848103  $ 2,558,320.00     56,500   56,500                                    --           56,500
Werner
   Enterprises
   Inc.                         950755108  $ 2,968,809.25    158,675  158,675                                    --          158,675
World Fuel
   Services Corp.               981475106  $ 2,511,945.00     62,100   62,100                                    --           62,100
Zebra
   Technologies
   Corp.                        989207105  $ 2,451,764.00     68,600   68,600                                    --           68,600
                     Subtotal
                        Common             $89,087,880.00

Preferred:
                     Subtotal
                        Preferred          $           --

                     Grand
                        Total              $89,087,880.00